Derivative Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 7 – DERIVATIVE LIABILITIES

ASC Topic No. 815 – Derivatives and Hedging provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company.

At December 31, 2018 and June 30, 2018, the Company had warrants resulting from equity offerings in May 2014 and June 2014 that do not have fixed settlement provisions because their exercise prices may be lowered if the Company issues securities at lower prices in the future, the Company concluded that the instruments are not indexed to the Company’s stock.

Until September 30, 2018, the Company followed ASC Topic No 815 and treated the warrants as derivative liabilities. In determining the fair value of the derivative liabilities, the Company used the Black-Scholes option pricing model at September 30 and June 30, 2018.

As noted in Note 2, the Company elected to early adopt ASU 2017-11 and reversed the derivative liability into equity effective July 1, 2018. The warrants balance of $59,397 was reversed to equity effective July 1, 2018.

The following is a summary of the assumptions used in the valuation model at June 30, 2018:

June 30,
2018
Common stock issuable upon exercise of warrants	2,574,570
Market value of common stock on measurement date	$1.01
Exercise price	$7.50 and $11.25
Risk free interest rate (1)	2.33%
Expected life in years	$0.95
Expected volatility (2)	102%
Expected dividend yields (3)	None

(1)	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
(2)	The historical trading volatility was determined by calculating the volatility of the Company’s stock.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

Until October 18, 2018, the Company had promissory notes with a redemption feature that was not clearly and closely related to the host instrument and therefore is considered an embedded derivative which was bifurcated and recorded as a derivative liability. In determining the fair value of the derivative liabilities, the Company used the Monte-Carlo pricing model. The assumptions used in the valuation model considers the probability of redemption, the length of time to maturity and value of the redemption feature.

On October 12 and 18, 2018, the Company conducted closings on its private placement of securities. As a result of these closings, the outstanding promissory notes converted into common stock. The redemption feature associated with the promissory notes was valued on October 18, 2018 using the Black Scholes model. The change in value of the derivative between October 1, 2018 and the October 18, 2018 was recorded as income. The notes were converted to common stock on October 18, 2018.

The Company had no financial liabilities accounted for at fair value on a recurring basis as of December 31, 2018.

The following table sets forth, by level within the fair value hierarchy, the Company’s financial liabilities that were accounted for at fair value on a recurring basis as of June 30, 2018:

	Markets for Identical Assets	Other Observable Inputs	Significant Unobservable Inputs	Carrying Value as of June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2018
Derivative liability – warrant instruments	$-	$-	$30,526	$30,526
Derivative liabilities – embedded redemption feature of promissory notes	-	-	4,164,108	4,164,108
	$-	$-	$4,194,634	$4,194,634

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as level 3 in the fair value hierarchy for the six months ended December 31, 2018 and 2017:

	Six Months Ended
	December 31,	December 31,
	2018	2017
Beginning balance	$4,194,634	$175,853
Adoption of ASU 2017-11 – warrants	(59,397)	-
Fair value of derivative liabilities for redemption feature of promissory notes payable	-	3,843,019
Change in fair value of derivative liabilities	54,634	(335,404)
Extinguishment of derivative liabilities on conversion of promissory notes.	(4,189,871)	-
Ending balance	$-	$3,683,468

NOTE 7 - DERIVATIVE LIABILITIES

ASC Topic No. 815 - Derivatives and Hedging provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. At June 30, 2018 and 2017, the Company had warrants resulting from equity offerings in May 2014 and June 2014 that do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future. The Company concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities. In determining the fair value of the derivative liabilities, the Company used the Black-Scholes option pricing model at June 30, 2018 and 2017.

The following is a summary of the assumptions used in the valuation model at June 30, 2018 and 2017:

	June 30,	June 30,
	2018	2017
Common stock issuable upon exercise of warrants	2,574,570	2,574,570
Market value of common stock on measurement date	$1.01	$0.82
Exercise price	$7.50 and $11.25	$7.50 and $11.25
Risk free interest rate (1)	2.33%	1.38%
Expected life in years	0.95	1.95
Expected volatility (2)	102%	106%
Expected dividend yields (3)	None	None

(1)	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
(2)	The historical trading volatility was determined by calculating the volatility of the Company’s common stock.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

The Company has promissory notes with a redemption feature which is not clearly and closely related to the host instrument and therefore is considered an embedded derivative which was bifurcated and recorded as a derivative liability. In determining the fair value of the derivative liabilities, the Company used the Monte-Carlo pricing model. The assumptions used in the valuation model considers the probability of redemption, the length of time to maturity and value of the redemption feature.

The following table sets forth, by level within the fair value hierarchy, the Company’s derivative liabilities that were accounted for at fair value on a recurring basis as of June 30, 2018:

	Balance at June 30,	Initial valuation of derivative liabilities upon issuance of new warrants during the	Increase (decrease) in fair value of derivative	Fair value of derivatives reclassified to additional paid-in-	Balance at June 30,
	2017	period	liabilities	capital	2018
Series B warrants issued in connection with May and June 2014 offering	$98,114	$-	$(84,989)	$-	$13,125
Placement Agent warrants issued in connection with May and June 2014 offering	77,739	-	(60,338)	-	17,401
Redemption feature of promissory notes		3,309,880	854,228		4,164,108
Total	$175,853	$3,309,880	$708,901	$-	$4,194,634

The following table sets forth, by level within the fair value hierarchy, the Company’s derivative liabilities that were accounted for at fair value on a recurring basis as of June 30, 2017:

	Balance at June 30,	Initial valuation of derivative liabilities upon issuance of new warrants during the	Decrease in fair value of derivative	Fair value of derivatives reclassified to additional paid-in-	Balance at June 30,
	2016	period	liabilities	capital	2017
Series B warrants issued in connection with May and June 2014 offering	$504,482	$-	$(406,368)	$-	$98,114
Placement Agent warrants issued in connection with May and June 2014 offering	388,021	-	(310,282)	-	77,739
Total	$892,503	$-	$(716,650)	$-	$175,853